EMPLOYEE BENEFITS (Tables)	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFITS
Summary of activity in the Company's restricted stock awards

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	115,078	$6.89	67,219	$6.45	24,477	$4.88
Granted	298,727	7.05	67,248	7.49	49,012	7.37
Vested	(47,877)	6.02	(12,996)	7.43	(5,658)	7.52
Forfeited	(758)	6.59	(6,393)	7.43	(612)	7.37
Nonvested at end of year	365,170	$7.13	115,078	$6.89	67,219	$6.45

Summary of activity in the Company's stock option program

	2012				2011		2010
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	759,684	$10.56			849,840	$10.40	930,306	$9.82
Granted	—	—			—	—	16,000	7.19
Exercised	(84,456)	5.96			(33,397)	5.81	(72,900)	2.70
Forfeited	(45,292)	10.18			(56,759)	10.96	(23,566)	9.23
Outstanding at end of year	629,936	$11.20	$161,525	4.7	759,684	$10.56	849,840	$10.40

Exercisable at end of year	578,387	$11.19	$155,886	4.6	604,387	$10.65	558,093	$10.50

Summary of the options outstanding, by range of exercise prices

			Outstanding			Exercisable
				Weighted Average	Weighted		Weighted
Range of				Remaining	Average		Average
Exercise Prices			Number	Contractual Life (yrs)	Exercise Price	Number	Exercise Price
$5.45	—	$5.99	15,000	6.31	$5.69	15,000	$5.69
6.00	—	6.99	44,500	6.38	6.62	42,767	6.64
7.00	—	7.99	85,500	6.15	7.66	83,834	7.67
8.00	—	8.99	13,750	6.86	8.38	13,750	8.38
9.00	—	9.99	49,500	2.48	9.55	45,500	9.56
10.00	—	11.99	156,857	5.10	11.12	132,907	11.12
12.00	—	13.99	183,256	4.07	12.94	163,056	12.96
14.00	—	18.99	81,573	3.59	16.14	81,573	16.14
$5.45	—	$18.99	629,936	4.70	$11.20	578,387	$11.19

Summary of total stock-based compensation expense
	2012	2011	2010
Total expense	$1,179,683	$590,457	$555,086
Earnings per share:
Basic	$0.07	$0.03	$0.03
Diluted	0.07	0.03	0.03

Schedule of average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
2010

Risk-free interest rate	2.53%
Expected volatility	36.39%
Expected life in years	5.6
Dividend yield	4.30%
Expected forfeiture rate	3.32%